SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Share Option Activity
	2019		2018		2017
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	508,493	$9.58	580,185	$9.64	2,278,089	$9.92
Granted	--		--	--	--	--
Exercised	(163,375)	11.28	(70,271)	10.19	(1,611,489)	9.27
Terminated	(667)	9.90	(921)	9.82	(77,292)	25.89
Forfeited	(1,000)	4.42	(500)	4.42	(9,123)	8.06
Outstanding as of end of year	343,451	8.79	508,493	9.58	580,185	9.64
Options exercisable as of end of year	343,451	8.79	485,579	$9.46	459,662	$8.51

Schedule of Restricted Shares Units Activity
	2019		2018		2017
	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value
Outstanding as of beginning of year	1,599,296	$22.27	1,245,889	$21.29	1,009,184	$14.62
Granted	1,159,881	18.06	977,667	20.80	818,856	24.88
Converted	(484,665)	23.91	(602,423)	17.86	(553,241)	14.71
Forfeited	(260,899)	21.19	(21,837)	22.11	(28,910)	16.42
Outstanding as of end of year	2,013,613	$19.13	1,599,296	$22.27	1,245,889	$21.29

Schedule of Information about Share Options Outstanding
The following table summarizes information about employees’ share options outstanding as of December 31, 2019:

Outstanding				Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$4.42 - 17.25	343,451	1.78	$8.79	343,451	$8.79

Schedule of Intrinsic and Fair Values for Options Exercised
	Year ended December 31,
	2019	2018	2017
The intrinsic value of options exercised	$1,824	$1,416	$26,031
The original fair value of options exercised	$665	$302	$7,202

Schedule of Intrinsic and Fair Values for RSU's Exercised
	Year ended December 31,
	2019	2018	2017
The intrinsic value of converted RSUs	$8,207	$15,840	$12,996
The original fair value of converted RSUs	$11,588	$10,761	$8,138

Schedule of Stock-Based Compensation Expense in Statement of Operations
Stock-based compensation expenses were recognized in the Statement of Operations as follows:

	Year ended December 31,
	2019	2018	2017
Cost of goods	$4,529	$3,141	$3,084
Research and development, net	2,900	2,533	2,555
Marketing, general and administrative	7,119	6,987	6,010
Total stock-based compensation expense	$14,548	$12,661	$11,649